Property and equipment	3 Months Ended	11 Months Ended
	Jun. 30, 2015	Mar. 31, 2015
Property, Plant and Equipment [Abstract]
Property and equipment

Note 4. Property and equipment

Property and equipment consisted of the following:

		June 30,	March 31,
	Estimated Useful Life	2015	2015
Research and development equipment	3 – 10 years	$70,091	$66,095
Computer equipment	5 years	12,892	4,367
Furniture and fixtures	5 – 10 years	3,725	725
Leasehold improvements	39 years	3,240	—
		89,948	71,187
Less: Accumulated depreciation		(8,307)	(5,675)
Total		$81,641	$65,512

The Company recorded depreciation expense of $2,632 and $211 for the three months ended June 30, 2015 and the period May 12, 2014 (Inception) through June 30, 2014, respectively.

Note 4.  Property and equipment

Property and equipment consisted of the following:

March 31,
2015
Research and development equipment	$66,095
Computer equipment	4,367
Furniture and fixtures	725
71,187
Less: Accumulated depreciation	(5,675)
Total	$65,512

The Company recorded depreciation expense of $5,675 for the period ended March 31, 2015.